Distribution Date:	06/16/23	JPMBB Commercial Mortgage Securities Trust
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Don Simon	(203) 660-6100
Historical Detail	16		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46640LAA0	1.260400%	80,032,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46640LAB8	3.019300%	278,327,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46640LAC6	4.095700%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46640LAD4	4.132700%	288,526,000.00	23,074,924.12	23,074,924.12	79,468.12	0.00	0.00	23,154,392.24	0.00	0.00%	30.00%
A-SB	46640LAE2	3.760700%	81,821,000.00	1,472,379.49	1,472,379.49	4,614.31	0.00	0.00	1,476,993.80	0.00	0.00%	30.00%
A-S	46640LAH5	4.409300%	80,371,000.00	80,371,000.00	67,708,921.77	295,316.54	0.00	0.00	68,004,238.31	12,662,078.23	95.11%	23.00%
B	46640LAJ1	4.430155%	76,065,000.00	76,065,000.00	0.00	280,816.47	0.00	0.00	280,816.47	76,065,000.00	65.76%	16.38%
C	46640LAK8	4.430155%	45,926,000.00	45,926,000.00	0.00	169,549.43	0.00	0.00	169,549.43	45,926,000.00	48.03%	12.38%
D	46640LAN2	4.430155%	53,102,000.00	53,102,000.00	0.00	196,041.76	0.00	0.00	196,041.76	53,102,000.00	27.54%	7.75%
E	46640LAQ5	4.430155%	11,482,000.00	11,482,000.00	0.00	42,389.20	0.00	0.00	42,389.20	11,482,000.00	23.11%	6.75%
F	46640LAS1	3.598000%	12,916,000.00	12,916,000.00	0.00	38,726.47	0.00	0.00	38,726.47	12,916,000.00	18.12%	5.63%
G	46640LAU6	3.598000%	22,963,000.00	22,963,000.00	0.00	68,850.73	0.00	0.00	68,850.73	22,963,000.00	9.26%	3.63%
NR	46640LAW2	3.598000%	41,620,829.00	23,991,566.15	0.00	126,117.69	0.00	0.00	126,117.69	23,991,566.15	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46640LAY8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,148,151,929.00	351,363,869.76	92,256,225.38	1,301,890.72	0.00	0.00	93,558,116.10	259,107,644.38

X-A	46640LAF9	0.090791%	884,077,000.00	104,918,303.61	0.00	7,938.02	0.00	0.00	7,938.02	12,662,078.23
X-C	46640LAL6	0.832155%	77,499,829.00	59,870,566.15	0.00	41,518.01	0.00	0.00	41,518.01	59,870,566.15
Notional SubTotal			961,576,829.00	164,788,869.76	0.00	49,456.03	0.00	0.00	49,456.03	72,532,644.38

Deal Distribution Total					92,256,225.38	1,351,346.75	0.00	0.00	93,607,572.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46640LAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46640LAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46640LAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46640LAD4	79.97519849	79.97519849	0.27542793	0.00000000	0.00000000	0.00000000	0.00000000	80.25062643	0.00000000
A-SB	46640LAE2	17.99512949	17.99512949	0.05639518	0.00000000	0.00000000	0.00000000	0.00000000	18.05152467	0.00000000
A-S	46640LAH5	1,000.00000000	842.45463874	3.67441664	0.00000000	0.00000000	0.00000000	0.00000000	846.12905538	157.54536126
B	46640LAJ1	1,000.00000000	0.00000000	3.69179610	0.00000000	0.00000000	0.00000000	0.00000000	3.69179610	1,000.00000000
C	46640LAK8	1,000.00000000	0.00000000	3.69179615	0.00000000	0.00000000	0.00000000	0.00000000	3.69179615	1,000.00000000
D	46640LAN2	1,000.00000000	0.00000000	3.69179617	0.00000000	0.00000000	0.00000000	0.00000000	3.69179617	1,000.00000000
E	46640LAQ5	1,000.00000000	0.00000000	3.69179585	0.00000000	0.00000000	0.00000000	0.00000000	3.69179585	1,000.00000000
F	46640LAS1	1,000.00000000	0.00000000	2.99833308	0.00000000	0.00000000	0.00000000	0.00000000	2.99833308	1,000.00000000
G	46640LAU6	1,000.00000000	0.00000000	2.99833341	0.00000000	0.00000000	0.00000000	0.00000000	2.99833341	1,000.00000000
NR	46640LAW2	576.43172244	0.00000000	3.03015805	(1.30182366)	48.63457861	0.00000000	0.00000000	3.03015805	576.43172244
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46640LAY8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46640LAF9	118.67552669	0.00000000	0.00897888	0.00000000	0.00000000	0.00000000	0.00000000	0.00897888	14.32237037
X-C	46640LAL6	772.52513873	0.00000000	0.53571744	0.00000000	0.00000000	0.00000000	0.00000000	0.53571744	772.52513873

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/23 - 05/30/23	30	0.00	79,468.12	0.00	79,468.12	0.00	0.00	0.00	79,468.12	0.00
A-SB	05/01/23 - 05/30/23	30	0.00	4,614.31	0.00	4,614.31	0.00	0.00	0.00	4,614.31	0.00
X-A	05/01/23 - 05/30/23	30	0.00	7,938.02	0.00	7,938.02	0.00	0.00	0.00	7,938.02	0.00
X-C	05/01/23 - 05/30/23	30	0.00	41,518.01	0.00	41,518.01	0.00	0.00	0.00	41,518.01	0.00
A-S	05/01/23 - 05/30/23	30	0.00	295,316.54	0.00	295,316.54	0.00	0.00	0.00	295,316.54	0.00
B	05/01/23 - 05/30/23	30	0.00	280,816.47	0.00	280,816.47	0.00	0.00	0.00	280,816.47	0.00
C	05/01/23 - 05/30/23	30	0.00	169,549.43	0.00	169,549.43	0.00	0.00	0.00	169,549.43	0.00
D	05/01/23 - 05/30/23	30	0.00	196,041.76	0.00	196,041.76	0.00	0.00	0.00	196,041.76	0.00
E	05/01/23 - 05/30/23	30	0.00	42,389.20	0.00	42,389.20	0.00	0.00	0.00	42,389.20	0.00
F	05/01/23 - 05/30/23	30	0.00	38,726.47	0.00	38,726.47	0.00	0.00	0.00	38,726.47	0.00
G	05/01/23 - 05/30/23	30	0.00	68,850.73	0.00	68,850.73	0.00	0.00	0.00	68,850.73	0.00
NR	05/01/23 - 05/30/23	30	2,078,394.46	71,934.71	0.00	71,934.71	(54,182.98)	0.00	0.00	126,117.69	2,024,211.48
Totals			2,078,394.46	1,297,163.77	0.00	1,297,163.77	(54,182.98)	0.00	0.00	1,351,346.75	2,024,211.48

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	93,607,572.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,301,080.50	Master Servicing Fee	2,730.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,186.05
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,301,080.50	Total Fees	3,916.72

Principal		Expenses/Reimbursements
Scheduled Principal	92,256,225.38	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(89,254.43)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	35,071.45
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	92,256,225.38	Total Expenses/Reimbursements	(54,182.98)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,351,346.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	92,256,225.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	93,607,572.13
Total Funds Collected	93,557,305.88	Total Funds Distributed	93,557,305.87

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	351,363,869.76	351,363,869.76	Beginning Certificate Balance	351,363,869.76
(-) Scheduled Principal Collections	92,256,225.38	92,256,225.38	(-) Principal Distributions	92,256,225.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	259,107,644.38	259,107,644.38	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	351,815,537.67	351,815,537.67	Ending Certificate Balance	259,107,644.38
Ending Actual Collateral Balance	259,430,642.62	259,430,642.62

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.43%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,818,570.90	1.09%	1	4.4200	NAP	Defeased	1	2,818,570.90	1.09%	1	4.4200	NAP
$9,999,999 or less	7	41,538,084.61	16.03%	2	5.2717	1.115958	1.30 or less	9	217,069,632.20	83.78%	1	4.3142	0.857392
$10,000,000 to $19,999,999	3	47,812,410.48	18.45%	1	5.0686	0.549995	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$20,000,000 to $34,999,999	1	24,626,106.75	9.50%	1	4.1000	2.040000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$35,000,000 to $49,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	7,777,868.42	3.00%	2	5.9770	1.560000
$50,000,000 to $99,999,999	2	142,312,471.64	54.92%	1	3.9151	0.969466	1.61 to 1.75	1	2,513,451.83	0.97%	2	5.4600	1.670000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	1	4,302,014.28	1.66%	2	5.0660	1.900000
Totals	14	259,107,644.38	100.00%	1	4.3685	1.024913	2.01 to 2.25	1	24,626,106.75	9.50%	1	4.1000	2.040000
							2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	14	259,107,644.38	100.00%	1	4.3685	1.024913
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	2,818,570.90	1.09%	1	4.4200	NAP
							Defeased	1	2,818,570.90	1.09%	1	4.4200	NAP
Arizona	2	31,760,589.16	12.26%	1	4.2211	1.855801
							Lodging	5	54,951,046.65	21.21%	1	5.2229	0.488061
California	1	7,777,868.42	3.00%	2	5.9770	1.560000
							Mixed Use	1	3,832,666.45	1.48%	2	5.0780	1.300000
Georgia	1	2,513,451.83	0.97%	2	5.4600	1.670000
							Office	2	41,242,940.22	15.92%	1	4.5392	1.697534
Michigan	1	3,832,666.45	1.48%	2	5.0780	1.300000
							Retail	5	156,262,420.16	60.31%	1	4.0047	1.017791
Missouri	1	16,616,833.47	6.41%	2	5.1900	1.190000
							Totals	14	259,107,644.38	100.00%	1	4.3685	1.024913
Nevada	1	79,391,027.81	30.64%	1	3.9635	1.080000

New York	1	4,302,014.28	1.66%	2	5.0660	1.900000

Pennsylvania	1	19,694,075.27	7.60%	1	4.6500	0.740000

South Carolina	1	6,481,073.48	2.50%	2	5.1925	0.820000

Texas	1	9,496,527.74	3.67%	1	5.3450	0.300000

Washington	1	11,501,501.74	4.44%	1	5.6100	(0.700000)

Wisconsin	1	62,921,443.83	24.28%	0	3.8540	0.830000

Totals	14	259,107,644.38	100.00%	1	4.3685	1.024913

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,818,570.90	1.09%	1	4.4200	NAP	Defeased	1	2,818,570.90	1.09%	1	4.4200	NAP
	4.00000% or less	2	142,312,471.64	54.92%	1	3.9151	0.969466	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.30000%	1	24,626,106.75	9.50%	1	4.1000	2.040000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.30001% to 4.55000%	0	0.00	0.00%	0	0.0000	0.000000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.55001% to 4.75000%	2	26,828,557.68	10.35%	1	4.6471	0.867646	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 4.95000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	13	256,289,073.48	98.91%	1	4.3679	1.017818
	4.95001% to 5.15000%	2	8,134,680.73	3.14%	2	5.0717	1.617309	Totals	14	259,107,644.38	100.00%	1	4.3685	1.024913
	5.15001% to 5.35000%	3	32,594,434.69	12.58%	2	5.2357	0.857124
	5.35001 or Greater	3	21,792,821.99	8.41%	1	5.7237	0.379936
	Totals	14	259,107,644.38	100.00%	1	4.3685	1.024913
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,818,570.90	1.09%	1	4.4200	NAP	Defeased	1	2,818,570.90	1.09%	1	4.4200	NAP
	60 months or less	13	256,289,073.48	98.91%	1	4.3679	1.017818	Interest Only	0	0.00	0.00%	0	0.0000	0.000000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 Months or Less	13	256,289,073.48	98.91%	1	4.3679	1.017818
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	14	259,107,644.38	100.00%	1	4.3685	1.024913	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	14	259,107,644.38	100.00%	1	4.3685	1.024913
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	2,818,570.90	1.09%	1	4.4200	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	13	256,289,073.48	98.91%	1	4.3679	1.017818
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	14	259,107,644.38	100.00%	1	4.3685	1.024913
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30305542	RT	Las Vegas	NV	Actual/360	3.963%	272,008.42	306,397.50	0.00	N/A	07/01/23	--	79,697,425.31	79,391,027.81	06/01/23
3	30305165	MU	New York	NY	Actual/360	4.093%	308,396.18	87,500,000.00	0.00	N/A	06/01/23	--	87,500,000.00	0.00	06/01/23
5	30305076	RT	Greendale	WI	Actual/360	3.854%	209,291.66	142,485.86	0.00	N/A	06/06/23	--	63,063,929.69	62,921,443.83	04/06/23
10	30305547	OF	Phoenix	AZ	Actual/360	4.100%	87,113.95	48,181.59	0.00	N/A	07/01/23	--	24,674,288.34	24,626,106.75	06/01/23
14	30305560	LO	Pittsburgh	PA	Actual/360	4.650%	79,041.01	45,614.19	0.00	N/A	07/06/23	--	19,739,689.46	19,694,075.27	06/06/23
18	30305546	OF	St Louis	MO	Actual/360	5.190%	74,421.06	35,277.60	0.00	N/A	08/01/23	--	16,652,111.07	16,616,833.47	06/01/23
24	30305555	LO	Seattle	WA	Actual/360	5.610%	55,742.31	37,358.78	0.00	N/A	07/01/23	--	11,538,860.52	11,501,501.74	06/01/23
25	30305564	LO	Fort Worth	TX	Actual/360	5.345%	43,855.24	31,752.95	0.00	N/A	07/06/23	--	9,528,280.69	9,496,527.74	05/06/23
29	30305537	RT	Tucson	AZ	Actual/360	4.639%	28,602.01	25,518.14	0.00	N/A	08/01/23	--	7,160,000.55	7,134,482.41	06/01/23
30	30305566	LO	San Diego	CA	Actual/360	5.977%	40,127.26	18,584.10	0.00	N/A	08/06/23	--	7,796,452.52	7,777,868.42	06/06/23
32	30305540	LO	North Charleston	SC	Actual/360	5.192%	29,040.45	13,754.07	0.00	N/A	08/01/23	--	6,494,827.55	6,481,073.48	06/01/23
37	30305571	RT	Cheektowaga	NY	Actual/360	5.066%	18,831.23	14,709.95	0.00	08/06/23	01/06/24	--	4,316,724.23	4,302,014.28	06/06/23
41	30305551	RT	Lakewood	CO	Actual/360	4.400%	15,208.00	4,013,841.41	0.00	N/A	06/01/23	--	4,013,841.41	0.00	06/01/23
42	30305575	MU	Bloomfield Hills	MI	Actual/360	5.078%	16,806.77	10,882.98	0.00	N/A	08/06/23	--	3,843,549.43	3,832,666.45	06/06/23
44	30305552	MF	Shaker Heights	OH	Actual/360	4.420%	10,753.48	6,749.27	0.00	N/A	07/01/23	--	2,825,320.17	2,818,570.90	06/01/23
45	30305556	RT	Chickamauga	GA	Actual/360	5.460%	11,841.47	5,116.99	0.00	N/A	08/01/23	--	2,518,568.82	2,513,451.83	06/01/23
Totals							1,301,080.50	92,256,225.38	0.00				351,363,869.76	259,107,644.38
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,393,736.04	2,945,302.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	6,915,115.25	0.00	--	--	02/13/23	28,785,045.19	187,733.66	440,425.36	515,286.46	2,463,883.73	0.00
10	3,741,772.62	884,966.24	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,091,293.36	327,597.71	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,634,564.52	1,994,905.72	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,314,852.82	(164,941.21)	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	623,143.74	459,824.72	04/01/22	03/31/23	--	0.00	0.00	75,567.17	75,567.17	0.00	0.00
29	881,017.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,480,568.53	0.00	--	--	04/11/22	2,014,223.58	0.00	0.00	0.00	0.00	0.00
32	551,016.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	814,099.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	469,327.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	376,461.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	33,286,969.30	6,447,655.18				30,799,268.77	187,733.66	515,992.53	590,853.63	2,463,883.73	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	0	0.00	1	62,921,443.83	0	0.00	0	0.00	0	0.00	0	0.00	4.368492%	4.354421%	1
05/17/23	0	0.00	1	63,063,929.69	0	0.00	1	63,063,929.69	0	0.00	0	0.00	0	0.00	5	109,532,848.58	4.300192%	4.286747%	2
04/17/23	0	0.00	1	63,212,689.12	0	0.00	1	63,212,689.12	0	0.00	0	0.00	0	0.00	4	57,312,480.16	4.511746%	4.497670%	3
03/17/23	0	0.00	0	0.00	1	63,354,211.61	1	63,354,211.61	0	0.00	0	0.00	0	0.00	2	35,424,707.18	4.563900%	4.548772%	4
02/17/23	0	0.00	0	0.00	1	63,515,597.60	1	63,515,597.60	0	0.00	0	0.00	0	0.00	0	0.00	4.562200%	4.548221%	5
01/18/23	0	0.00	1	63,656,118.15	0	0.00	1	63,656,118.15	0	0.00	0	0.00	0	0.00	0	0.00	4.562185%	4.548206%	6
12/16/22	0	0.00	0	0.00	1	63,796,173.89	1	63,796,173.89	0	0.00	0	0.00	0	0.00	0	0.00	4.562170%	4.548191%	7
11/18/22	0	0.00	0	0.00	1	63,942,589.13	1	63,942,589.13	0	0.00	0	0.00	0	0.00	0	0.00	4.562173%	4.548193%	8
10/17/22	0	0.00	1	64,081,697.30	0	0.00	1	64,081,697.30	0	0.00	0	0.00	0	0.00	0	0.00	4.562157%	4.548176%	9
09/16/22	0	0.00	0	0.00	1	64,227,198.47	1	64,227,198.47	0	0.00	0	0.00	0	0.00	0	0.00	4.562159%	4.548177%	10
08/17/22	0	0.00	0	0.00	1	64,365,365.22	1	64,365,365.22	0	0.00	0	0.00	0	0.00	0	0.00	4.562141%	4.548160%	11
07/15/22	0	0.00	0	0.00	1	64,503,074.95	1	64,503,074.95	0	0.00	0	0.00	0	0.00	0	0.00	4.562123%	4.548141%	12
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30305076	04/06/23	1	5	440,425.36	515,286.46	2,896,269.33	63,212,689.12	07/03/20	13		12/16/20
25	30305564	05/06/23	0	B	75,567.17	75,567.17	0.00	9,528,280.69
Totals					515,992.53	590,853.63	2,896,269.33	72,740,969.81
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Periodn 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		62,921,444	0	0		62,921,444
0 - 6 Months		191,884,186	191,884,186	0		0
7 - 12 Months		4,302,014	4,302,014	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	259,107,644	196,186,201	62,921,444	0	0	0
May-23	351,363,870	288,299,940	0	63,063,930	0	0
Apr-23	461,677,974	398,465,284	0	63,212,689	0	0
Mar-23	519,913,664	456,559,452	0	0	63,354,212	0
Feb-23	556,548,500	493,032,903	0	0	63,515,598	0
Jan-23	557,666,139	494,010,021	0	63,656,118	0	0
Dec-22	558,779,395	494,983,221	0	0	63,796,174	0
Nov-22	559,949,668	496,007,079	0	0	63,942,589	0
Oct-22	561,053,961	496,972,263	0	64,081,697	0	0
Sep-22	562,215,593	497,988,394	0	0	64,227,198	0
Aug-22	563,310,992	498,945,627	0	0	64,365,365	0
Jul-22	564,402,098	499,899,023	0	0	64,503,075	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30305542	79,391,027.81	79,391,027.81	89,200,000.00	07/12/22	2,789,954.25	1.08000	03/31/23	07/01/23	180
5	30305076	62,921,443.83	63,212,689.12	72,300,000.00	09/27/22	5,826,003.25	0.83000	12/31/22	06/06/23	241
18	30305546	16,616,833.47	16,616,833.47	26,800,000.00	06/05/13	1,563,730.72	1.19000	03/31/23	08/01/23	241
30	30305566	7,777,868.42	7,777,868.42	13,700,000.00	03/02/16	1,100,021.62	1.56000	12/31/22	08/06/23	211
Totals		166,707,173.53	166,998,418.82	202,000,000.00		11,279,709.84

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30305542	RT	NV	10/01/20	1

Loan transferred to MLS Special Servicing 10/12/2020 due to Monetary Default. Cash trap has been sprung and all rents are being swept into the lockbox. Borrower initially requested forbearance of payments. To date, cash trap has provided enough to satisf y monthly debt service payments and fund operating expenses. Property faces substantial near-term rollover. Borrower and Lender are discussing a potential extension. Discussions are progressing and there is hope a deal will be reached in second quarter 2 023.

5	30305076	RT	WI	07/03/20	13

Loan transferred to Special Servicing on 07/03/20 for imminent monetary payment default. At the time of transfer the loan was past due for the 05/06/20 payment. The loan is secured by a 560,000 sf portion of a 1.2 million SF regional mall in

Greendale, W I, a suburb of Milwaukee. Legal counsel has been engaged and a receiver was appointed on 12/18/20. We are considering changes to the existing REA as the Village has purchased a neighboring property and has plans to develop a mixed-use asset over a number of phases with an outside developer. If/when the REA is updated / formally accepted by all relevant parties, the property may be listed for sale by the receiver.

18	30305546	OF	MO	05/09/23	4

loan transferred to special servicing on 5/9/2023 for Imminent Monetary Default (Balloon/Maturity Default). The loan matures on 8/1/2023 and the Borrower has already requested a 12 month extension until 8/1/2024. A major tenant at the

Property, HOK (occup ying approx. 39k square feet) is actively designing an expansion and extension at the Property. If this extension/expansion is secured, the Borrower believes it will be able to secure new financing next year if a 12 month loan extension is given. The subj ect property is a 423,634/sf office tower consisting of 22 floors located in downtown St. Louis. The office tower encompasses an entire city block and is situated on a 1.5-acre parcel of land.

30	30305566	LO	CA	02/02/16	11

Loan transferred to SS 02/02/16 due to the Master Servicer determining imminent monetary default. Borrower complying with cash management provisions; loan is in cash sweep. The Borrower filed chapter 11 BK 05/26/16; plan confirmed

05/22/17 requiring deb tor reinstate loan on the effective date, complete PIP by 08/15/17, and improve guest scores to required levels by 12/31/17. Loan is full recourse to guarantor as a result of the bankruptcy. City filed motion to convert BK11 to BK7 on 07/01/19 due to past due TOT/TMD taxes this was not granted, and the Borrower set up a payment arrangement with the city to pay the past due city taxes. Midland and Trust counsel are monitoring to make sure the Borrower remains in compliance with the payment arrangement. Bo rrower was issued a NOD on 9/21/2020 from Franchisor for past due Franchise Fees. Borrower reached agreement on 10/22/2020 for initial paydown with structured payments for the next 9 months. Borrower defaulted on the agreement but has since come to anoth er agreement with Marriott for repayment of all past due amounts. Midland continues to work with the Borrower to try to get them to pay the outstanding fees and expenses due, but the Borrower refuses. Midland is also working with the Borrower to determin e their planned exit with the maturity date approaching. The borrower has provided an executed sales contract. Expected closing date is has been extended from 04/28/2023 to 05/31/2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
25	30305564	10,608,155.92	5.34500%	10,608,155.92 5.34500%		8	06/01/20	04/06/20	06/09/20
32	30305540	6,994,014.15	5.19250%	6,994,014.15 5.19250%		8	07/10/20	04/01/20	07/13/20
32	30305540	6,909,224.40	5.19250%	6,909,224.40 5.19250%		8	10/23/20	09/01/20	10/26/20
Totals		17,517,380.32		17,517,380.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30305535	07/17/18	45,789,425.12	77,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
13	30305534	02/18/21	21,631,269.96	5,000,000.00	6,088,271.33	1,463,311.29	6,088,271.33	4,624,960.04	17,006,309.92	0.00	116,520.64	16,889,789.28	64.58%
36	30305570	06/17/21	5,540,936.11	4,225,000.00	5,330,502.43	536,079.06	5,330,502.43	4,794,423.37	746,512.74	0.00	53,126.54	693,386.20	10.34%
40	30305574	06/17/21	3,800,475.76	6,200,000.00	4,500,000.00	699,577.02	4,500,000.00	3,800,422.98	52.78	0.00	(46,035.25)	46,088.03	0.88%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			76,762,106.95	92,625,000.00	15,918,773.76	2,698,967.37	15,918,773.76	13,219,806.39	17,752,875.44	0.00	123,611.93	17,629,263.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30305535	07/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	30305534	05/17/22	0.00	0.00	16,889,789.28	0.00	0.00	(202,487.85)	0.00	0.00	16,889,789.28
		02/17/22	0.00	0.00	17,092,277.13	0.00	0.00	85,967.21	0.00	0.00
		02/18/21	0.00	0.00	17,006,309.92	0.00	0.00	17,006,309.92	0.00	0.00
36	30305570	05/17/22	0.00	0.00	693,386.20	0.00	0.00	(51,710.66)	0.00	0.00	693,386.20
		12/17/21	0.00	0.00	745,096.86	0.00	0.00	(27,606.89)	0.00	0.00
		08/17/21	0.00	0.00	772,703.75	0.00	0.00	26,191.01	0.00	0.00
		06/17/21	0.00	0.00	746,512.74	0.00	0.00	746,512.74	0.00	0.00
40	30305574	03/17/22	0.00	0.00	46,088.03	0.00	0.00	41.00	0.00	0.00	46,088.03
		02/17/22	0.00	0.00	46,047.03	0.00	0.00	45,994.25	0.00	0.00
		06/17/21	0.00	0.00	52.78	0.00	0.00	52.78	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,629,263.51	0.00	0.00	17,629,263.51	0.00	0.00	17,629,263.51

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	17,157.08	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	13,576.26	0.00	0.00	(89,254.43)	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,659.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	1,678.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	35,071.45	0.00	0.00	(89,254.43)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(54,182.98)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25